Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of Group's loss before income taxes

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Non-PRC	(108,086)	(7,083,904)	(2,741,219)	(393,751)
PRC	(417,029)	(3,133,221)	(4,226,384)	(607,083)
	(525,115)	(10,217,125)	(6,967,603)	(1,000,834)

Schedule of reconciliations of the income tax expenses

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Loss before income tax expense	(525,115)	(10,217,125)	(6,967,603)	(1,000,834)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate	(131,279)	(2,554,281)	(1,741,901)	(250,208)
International tax rate differential	27,074	1,779,100	735,028	105,580
Preferential tax rate	—	197,828	358,796	51,538
Non-deductible expenses	6,890	36,726	(5,980)	(859)
Non-taxable income	(11,962)	(20,973)	(61,151)	(8,784)
Loss not recognized	22,747	—	—	—
Deferred tax items tax rate differential	—	(34,236)	(570,382)	(81,930)
Additional deduction of research and development expenses	—	(22,672)	(67,628)	(9,714)
Change in valuation allowance	86,530	618,508	1,353,218	194,377
Income tax expenses	—	—	—	—

Schedule of significant components of the Group's deferred tax assets

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Deferred tax assets
Tax losses carried forward	343,809	1,840,246	264,335
Carryforwards of non-deductible advertising expenses and donations	424,883	251,829	36,173
Others	13,276	43,111	6,193
Less: valuation allowance	(781,968)	(2,135,186)	(306,701)
Deferred tax assets, net	—	—	—